Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2017
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2017	December 31, 2016
Purchase price installments	733,109	653,378
Interest costs capitalized	75,680	53,985
Other costs capitalized	47,160	24,630
	855,949	731,993

Schedule of Estimated Outstanding Payments
As at June 30, 2017, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	June 30, 2017
Payable within 6 months to December 31, 2017	289,374
Payable within 12 months to December 31, 2018	76,609
365,983